Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets and goodwill [abstract]
Schedule of intangible assets
				Customer
		Computer	Right of use	relationships
		software	in cellular	and
	Goodwill	and licenses	frequencies	brand names	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2017	3,066	1,779	480	7,479	269	13,073
Acquisitions or additions from independent development	-	227	-	-	-	227
Disposals	-	-	-	-	(48)	(48)

Balance as at December 31, 2017	3,066	2,006	480	7,479	221	13,252

Balance as at January 1, 2018	3,066	2,006	480	7,479	221	13,252
Acquisitions or additions from independent development	-	220	-	-	-	220
Disposals	-	(12)	-	-	-	(12)

Balance as at December 31, 2018	3,066	2,214	480	7,479	221	13,460

Amortization and impairment losses
Balance as at January 1, 2017	-	1,238	242	4,826	233	6,539
Amortization for the year	-	218	29	530	9	786
Disposals	-	-	-	-	(42)	(42)
Impairment losses	129	-	-	-	-	129

Balance as at December 31, 2017	129	1,456	271	5,356	200	7,412

Balance as at January 1, 2018	129	1,456	271	5,356	200	7,412
Amortization for the year	-	226	20	290	6	542
Impairment losses	659	104	-	505	11	1,279

Balance as at December 31, 2018	788	1,786	291	6,151	217	9,233

Carrying amounts
As at January 1, 2017	3,066	541	238	2,653	36	6,534
As at December 31, 2017	2,937	550	209	2,123	21	5,840
As at December 31, 2018	2,278	428	189	1,328	4	4,227

Schedule of goodwill value attributable to each cash-generating unit

	December 31
	2017	2018
	NIS	NIS

Domestic fixed-line communications	1,548	1,548
Cellular communications	1,163	685
International communications and internet services	181	40
Multi-channel television	33	-
Walla communications	7	-
Others	5	5
Total	2,937	2,278

Schedule of attribution of impairment loss to group assets
Broadcasting rights, net of rights exercised	403
Fixed assets	559
Intangible assets	106
Subscriber acquisition (assessed under IFRS 15)	29
Rights of use for leased assets	3
Total impairment recognized in the statements of DBS	1,100
Customer relations and branding	505
Goodwill	33
Total impairment loss of assets	1,638
Write-off of deferred tax attributed to customer relations and branding	(114)
Total impairment loss of multi-channel television cash-generating unit after tax	1,524